EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Numerator [Abstract]
Net income attributable to common shareholders	$ 51,704	$ 20,740	$ 150,719	$ 54,714
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)	30,873,297	30,302,193	31,846,836	28,764,793
Weighted average shares outstanding-Diluted (in shares)	30,987,394	30,381,248	31,954,204	28,818,464
Basic [Abstract]
Distributed earnings (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Undistributed income (in dollars per share)	1.67	0.68	4.73	1.90
Basic earnings per share (in dollars per share)	1.67	0.68	4.73	1.90
Diluted [Abstract]
Distributed earnings (in dollars per share)	0	0	0	0
Undistributed income (in dollars per share)	1.67	0.68	4.72	1.90
Diluted earnings per share (in dollars per share)	$ 1.67	$ 0.68	$ 4.72	$ 1.90
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)	114,097	79,055	107,368	53,671